Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Parent Company Balance Sheet - Parent Company [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 347,731	$ 285,916
Restricted cash			700,094
Short-term investment			3,336,256
Advance to suppliers			7,694
Prepaid expenses and other current assets		2,577,085	2,994,975
TOTAL CURRENT ASSETS		3,030,688	7,330,103
NON-CURRENT ASSETS
Investment in subsidiaries and VIE		6,710,750	24,481,840
TOTAL NON-CURRENT ASSETS		6,710,750	24,481,840
TOTAL ASSETS		9,741,438	31,811,943
CURRENT LIABILITIES
Accrued expenses and other current liabilities		31,824	15,550
TOTAL CURRENT LIABILITIES		31,824	15,550
TOTAL LIABILITES		31,824	15,550
EQUITY
Additional paid-in capital		36,842,425	34,696,702
Statutory reserves		2,477,940	2,477,940
Accumulated deficits		(29,613,365)	(5,380,785)
TOTAL EQUITY		9,709,614	31,796,393
TOTAL LIABILITIES AND EQUITY		9,741,438	31,811,943
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	1,957	1,879
Class B Ordinary Shares [Member]
EQUITY
Ordinary shares	[1]	657	657
Related Party [Member]
CURRENT ASSETS
Due from related parties		$ 105,872	$ 5,168

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).